Related Party Transactions	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

On July 11, 2012, the Company reinstated certain payment provisions of a management agreement with an equity sponsor. Under the terms of the management agreement, as amended, the Company agreed to pay a management fee of $1,831 for periods prior to June 30, 2012, $250 for the period July 1, 2012 through December 31, 2012 and $750 per annum beginning January 1, 2013, all of which is payable in advance. Total payments associated with the management services for the years ended June 30, 2011, 2012 and 2013 were $0, $0 and $2,831, respectively, all of which are recorded as general and administrative expense.